SCHEDULE OF MATURITIES OF OUR LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leasing
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance Leases, Total
Operating Leases, 2023	$ 6,967
Finance Leases, 2023	2,402	$ 4,385
Operating Leases, 2024	5,383
Finance Leases, 2024	203	2,247
Operating Leases, 2025	4,958
Finance Leases, 2025
Operating Leases, 2026	2,972
Finance Leases, 2026
Operating Leases, 2027	2,567
Finance Leases, 2027
Operating Leases, Thereafter	34,481
Finance Leases, Thereafter
Operating Leases, Total lease payments	57,328
Finance Leases, Total lease payments	2,605	$ 6,632
Operating Leases, Less: imputed interest	(26,014)
Finance Leases, Less: imputed interest	(145)
Operating Leases, Total	31,314
Finance Leases, Total	$ 2,460